S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10	[1]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	1.32	[1]
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 8.68	[1]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (10,863)	[1]
De-SPAC, Net Tangible Book Value, Adjusted	$ 466,308	[1],[2]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	53,733,327	[1],[3]
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10	[4]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	1.68	[4]
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 8.32	[4]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (10,863)	[5]
De-SPAC, Net Tangible Book Value, Adjusted	$ 341,872	[2],[5]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	41,083,327	[3],[5]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10	[6]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	2.28	[6]
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 7.72	[6]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (10,863)	[6]
De-SPAC, Net Tangible Book Value, Adjusted	$ 219,582	[2],[6]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,433,327	[3],[6]
Anticipated transaction expenses [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ (17,600)	[1],[7]
Anticipated transaction expenses [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(17,600)	[5],[7]
Anticipated transaction expenses [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(17,600)	[6],[7]
Closing PIPE Investment proceeds [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	240,000	[1]
Closing PIPE Investment proceeds [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	240,000	[5]
Closing PIPE Investment proceeds [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	240,000	[6]
Reduction in Deferred Underwriting Fees [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		[1],[8]
Reduction in Deferred Underwriting Fees [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	2,949	[5],[8]
Reduction in Deferred Underwriting Fees [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	8,045	[8]
Funds Released from Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	254,771	[1]
Funds Released from Trust Account [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	127,386	[5]
Funds Released from Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		[6]
Inflection Point Public Shareholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	25,300,000	[1]
Inflection Point Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	12,650,000	[5]
Inflection Point Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		[6]
Sponsor [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	8,433,333	[1]
Sponsor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	8,433,333	[5]
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	8,433,333	[6]
PIPE Investors [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	19,999,994	[1],[9]
PIPE Investors [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	19,999,994	[5],[9]
PIPE Investors [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	19,999,994	[6],[9]

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account, which is a redemption scenario that could occur.
[2]	See table below for reconciliation of net tangible book value, as adjusted.
[3]	See table below for reconciliation of as adjusted shares.
[4]	Assumes that holders of 50% of the Public Shares, 12,650,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $127.4 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.
[5]	Assumes that holders of 50% of the Public Shares, 12,650,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $127.4 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.
[6]	Assumes that holders of 100% of the Public Shares, 25,300,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $254.8 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.
[7]	Assumes $17,600,000 of transaction expenses excluding deferred underwriting fees.
[8]	Reflects the reduction of deferred underwriting fees that reduce net tangible book value to $9,095,542 in the 50% Redemptions Scenario and to $4,000,000 in the Maximum Redemptions Scenario.
[9]	Consists of 19,999,994 shares of Series A Preferred Stock to be issued pursuant to the Series A SPAs.